Consolidated Statements of Stockholder's Equity Deficit - Southland Holdings Llc [Member] - USD ($) $ in Thousands	Preferred Stock [Member]	AOCI Attributable to Parent [Member]	Additional Paid-in Capital [Member]	Majority [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2018		$ (1,253)	$ 194,620	$ 193,367	$ 12,115	$ 205,482
Cumulative effect adjustment for adoption of ASC 842			172	172		172
Preferred stock	35,000			35,000		35,000
Preferred stock dividends			(1,349)	(1,349)	(244)	(1,593)
Other			41	41		41
Distributions to members			(11,469)	(11,469)	(6,749)	(18,218)
Capital contributions from noncontrolling interest					1,725	1,725
Net income			30,446	30,446	(22)	30,424
Other comprehensive income		444		444	322	766
Ending balance, value at Dec. 31, 2019	35,000	(809)	212,461	246,652	7,147	253,799
Preferred stock	(9,000)			(9,000)		(9,000)
Preferred stock dividends			(1,039)	(1,039)	(188)	(1,227)
Other			(4)	(4)	16	12
Distributions to members			(10,334)	(10,334)		(10,334)
Net income			33,668	33,668	(3,516)	30,152
Other comprehensive income		(927)		(927)	156	(771)
Ending balance, value at Dec. 31, 2020	26,000	(1,736)	234,752	259,016	3,615	262,631
Beginning balance, value at Dec. 31, 2020	26,000	(1,736)	234,752	259,016	3,615	262,631
Preferred stock	(1,600)		(709)	(2,309)	(128)	(2,437)
Other					3	3
Distributions to members			(990)	(990)		(990)
Capital contributions from noncontrolling interest					926	926
Net income			38,720	38,720	2,810	41,530
Other comprehensive income		799		799	39	838
Acquisition of Heritage minority interest			(3,942)	(3,942)	3,792	(150)
Ending balance, value at Dec. 31, 2021	$ 24,400	$ (937)	$ 267,831	$ 291,294	$ 11,057	$ 302,351